Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

On May 1, 2024, the Company’s Board of Directors adopted, in accordance with Bermuda law, the Tsakos Energy Navigation Limited 2024 Equity Incentive Plan (the “2024 Plan”), which replaced the Company’s share-based incentive plan adopted in 2012. The 2024 Plan permits the Company to grant share options or other share based awards with respect to up to 1,000,000 of the Company’s common shares to its directors and officers, to the officers of the vessels in the fleet, and to the directors, officers and employees of our managers. On July 24, 2024, 625,000 restricted common shares were granted under the 2024 Plan to Company directors and officers as well as other employees and persons who provide services to the Company and its subsidiaries and employees of any management company, of which 3,000 shares have subsequently been forfeited. The restricted shares are scheduled to vest upon satisfaction of the time-based and performance-based conditions. The time-based condition will be satisfied so long as the participant continues to have a service relationship with the Company or its subsidiaries or any management company on the applicable vesting dates. The performance-based condition will be satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date. The vesting schedule is as follows: 25% of the shares granted to each recipient on January 1, 2025, 25% to vest on July 1, 2025, 25% to vest on January 1, 2026, and 25% to vest on July 1, 2026.

During the year ended December 31, 2024, stock-based compensation expense on restricted common stock amounted to $8,126, whereas total unrecognized stock-based compensation expense relating to the Company’s outstanding restricted common stock was $8,089, as of December 31, 2024. The average period over which the total stock-based compensation expense related to non-vested restricted common stock, was expected to be recognized, was 1.49 years.

Movements under this plan are as follows:

	Number of Restricted Shares Granted	Number of Restricted Shares Forfeited	Number of Restricted Shares Vested	Balance of Non-Vested Restricted Shares	Weighted average grant date fair value
December 31, 2023	—	—	—	—	$—
Granted July 24,2024	625,000	(3,000)	—	622,000	$26.07
Vested during 2024	—	—	—	—	$26.07
December 31, 2024	625,000	(3,000)	—	622,000	$26.07

In 2022, the Company issued 4,633,473 common shares for net proceeds of $43,841. In 2023, the Company did not issue additional common shares.

In 2022, the Company issued 165 of its Series D Preferred Shares, 2,239 of its Series E Preferred Shares and 5,888 of its Series F Preferred Shares for total net proceeds of $192. In 2023 and 2024, the Company issued nil preferred shares.

In September 2022, the holder exercised the conversion option and converted all 459,286 Series G Convertible Preferred Shares that remained outstanding, with a conversion price of $15.00 per share, representing a conversion rate of two-thirds of a common share per Series G Convertible Preferred Share, par value $1.00 per share and liquidation preference of $10.00 per share, into 306,190 common shares of the Company. The Company had nil Series G Convertible Preferred Shares outstanding as of December 31, 2024, 2023 and 2022 respectively.

As of December 31, 2022 the outstanding Series B Cumulative Redeemable Perpetual Preferred Shares (the “Shyris Shipping Preferred Shares”) of Shyris Shipping Company S.A. (“Shyris Shipping”), a wholly owned subsidiary of the Company, par value $0.001, each with a liquidation preference of $10.00 per share were 2,048,841 with an aggregate liquidation price of $20,388, which were entitled to receive cumulative semi-annual dividends from Shyris Shipping at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year, as, when and if declared by the Shyris Shipping Board of Directors. Shyris Shipping paid dividends on the Shyris Shipping Preferred Shares amounting to $nil, $1,446 and $1,698 in the period ended December 31, 2024, 2023 and 2022, respectively (Note 10).

The Shyris Shipping Preferred Shares were non-convertible and perpetual, and redeemable by Shyris Shipping, in whole or in part, at redemption prices that decline over time from 112.5% to 100% of the deemed issuance price, plus any accrued and unpaid dividends. The Shyris Shipping Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments and their value of $22,889, upon issuance was included in non-controlling interest. Additionally, the Company determined that the economic characteristics and risks of the embedded redemption features were clearly and closely related to the host contract, apart from certain feature with minimal value.

During 2022, Shyris Shipping redeemed 250,000 of the outstanding Shyris Shipping Preferred Shares for an aggregate redemption price of $2,500 and was included in non-controlling interest in the accompanying consolidated balance sheet as at December 31, 2022. On January 20, 2023, July 25, 2023, and September 1, 2023, Shyris Shipping redeemed 100,000, 500,000 and 1,438,841 of the outstanding Shyris Shipping Preferred Shares for an aggregate redemption price of $1,000, $5,000, and $14,388, respectively. Following these redemptions, no Shyris Shipping Preferred Shares were outstanding as of December 31, 2024 and 2023, respectively.

On July 7, 2023, the Company redeemed all of its 3,517,061 Series D Preferred Shares, par value $1.00 per share with a liquidation preference of $25.00 per share along with the payment of a final dividend of $0.243056 per share, as declared on May 30, 2023. The difference between the carrying value and the fair value of the Series D Preferred Shares, amounting to $3,256, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Earnings per Common Share in 2023 (Note 10).